UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01932

Valley Forge Fund, Inc.

(Exact name of registrant as specified in charter)

3741 Worthington Road

Collegeville, PA 19426-3431

(Address of principal executive offices)

 (Zip code)

Donald A. Peterson

3741 Worthington Road

Collegeville, PA 19426-3431

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 869-1679

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Valley Forge Fund, Inc.

AMERICA N INTERNATIONAL GROUP INC

Ticker Symbol:AIG	Cusip Number:026874784
Record Date: 3/18/2015	Meeting Date: 5/13/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	EXECUTIVE COMPENSATION	Against	Issuer	For	With
3	RATIFICATION OF ACCOUNTANT	For	Issuer	For	With

BARRICK GOLD CORPORATION

Ticker Symbol:ABX	Cusip Number:067901108
Record Date: 2/27/2015	Meeting Date: 4/28/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF ACCOUNTANT	For	Issuer	For	With
3	EXECUTIVE COMPENSATION	Against	Issuer	For	With

BIGLARI HOLDING INC.

Ticker Symbol:BH	Cusip Number:08986R101
Record Date: 3/6/2015	Meeting Date: 4/9/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF ACCOUNTANT	For	Issuer	For	With
3	EXECUTIVE COMPENSATION	Against	Issuer	For	With

BIRCHCLIFF ENERGY LTD.

Ticker Symbol:BIREF	Cusip Number:090697103
Record Date: 3/27/2015	Meeting Date: 5/14/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	FIX NUMBER OF DIRECTORS AT FOUR	Against	Issuer	For	With
3	RATIFY AUDITOR	For	Issuer	For	With

CITIGROUP INC

Ticker Symbol:C	Cusip Number:172967424
Record Date: 2/27/2015	Meeting Date: 4/28/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF ACCOUNTANT	Against	Issuer	For	With
3	EXECUTIVE COMPENSATION	Against	Issuer	For	With
4	AMENDMENT TO CITIGROUP 2014 STOCK INCENTIVE PLAN	For	Issuer	For	With
5	PROXY ACCESS FOR SHAREHOLDERS	For	Issuer	For	With
6	REPORT ON LOBBYING CONTRIBUTIONS	For	Issuer	For	With
7	AMENDMENT TO GENERAL CLAWBACK POLICY	For	Issuer	For	With
8	EXCLUSION OF DIRECTORS AT PUBLIC COMPANY WHILE THAT COMPANY FILED FOR CHAPTER 11	For	Issuer	For	With
9	VESTING OF EQUITY-BASED AWARDS DUE TO VOLUNTARY RESIGNATION TO JOIN GOVERNMENT SERVICE	For	Issuer	For	With

DEERE & COMPANY

Ticker Symbol:DE	Cusip Number:244199105
Record Date: 12/31/2015	Meeting Date: 2/25/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	APPROVAL OF BYLAWS AMENDMENT TO PERMIT STOCKHOLDERS TO CVALL SPECIAL MEETINGS	For	Issuer	For	With
3	EXECUTIVE COMPENSATION	Against	Issuer	For	With
4	AMENDMENT OF EQUITY AND INCENTIVE PLAN	Against	Issuer	For	With
5	RE-APPROVAL OF SHORT-TERM INCENTIVE PLAN	Against	Issuer	For	With
6	RATIFICATION OF ACCOUNTANT	For	Issuer	For	With

FAIRFAX FINANCIAL HOLDINGS LIMITED

Ticker Symbol:FRFHF	Cusip Number:303901102
Record Date: 3/6/2015	Meeting Date: 4/16/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF ACCOUNTANT	For	Issuer	For	With

FOREST OIL CORPORATION

Ticker Symbol:FST	Cusip Number:346091705
Record Date: 10/3/2014	Meeting Date: 11/20/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE ISSUANCE OF SHARES TO SABINE INVESTOR HOLDINGS FR XI ONSHORE AIV, LLC PURSUANT AGREEMENT AND MERGER	For	Issuer	For	With
2	APPROVAL INCREASE IN FOREST COMMON SHARES TO 650,000,000	For	Issuer	For	With
3	APPROVE NAME CHANGE TO SABINE OIL & GAS CORPORATION	For	Issuer	For	With
4	APPROVE 2014 LONG-TERM INCENTIVE PLAN	Against	Issuer	For	With
5	APPROVE MATERIAL TERMS OF 2014 LTIP	For	Issuer	For	With
6	APPROVAL ADJOURNMENT OR POSTPONEMENT OF SPECIAL MEETING	For	Issuer	For	With

FOREST OIL CORPORATION

Ticker Symbol:FST	Cusip Number:346091705
Record Date: 10/3/2014	Meeting Date: 11/20/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE ISSUANCE OF SHARES TO SABINE INVESTOR HOLDINGS FR XI ONSHORE AIV, LLC PURSUANT AGREEMENT AND MERGER	For	Issuer	For	With
2	APPROVAL INCREASE IN FOREST COMMON SHARES TO 650,000,000	For	Issuer	For	With
3	APPROVE NAME CHANGE TO SABINE OIL & GAS CORPORATION	For	Issuer	For	With
4	APPROVE 2014 LONG-TERM INCENTIVE PLAN	For	Issuer	For	With
5	APPROVE MATERIAL TERMS OF 2014 LTIP	Against	Issuer	For	With
6	APPROVAL ADJOURNMENT OR POSTPONEMENT OF SPECIAL MEETING	For	Issuer	For	With

INTERNATIONAL BUSINESS MACHINES CORPORATION

Ticker Symbol:IBM	Cusip Number:459200101
Record Date: 2/27/2017	Meeting Date: 4/28/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF ACCOUNTANT	For	Issuer	For	With
3	EXECUTIVE COMPENSATION	Against	Issuer	For	With
4	DISCLOSURE OF LOBBYING POLICIES AND PROCEDURES	For	Issuer	For	With
5	RIGHT TO ACT BY WRITTEN CONSENT	For	Issuer	For	With
67	LIMIT ACCELERATED EXECUTIVE PAY	For	Issuer	For	With

LEUCADIA NATIONAL CORPORATION

Ticker Symbol:LUK	Cusip Number:527288104
Record Date: 3/23/2015	Meeting Date: 5/21/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	EXECUTIVE COMPENSATION	Against	Issuer	For	With
3	RATIFICATION OF ACCOUNTANT	For	Issuer	For	With

NOVAGOLD RESOURCES INC

Ticker Symbol:NG	Cusip Number:66987E206
Record Date: 3/20/2015	Meeting Date: 5/14/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF ACCOUNTANT	For	Issuer	For	With
3	EXECUTIVE COMPENSATION	Against	Issuer	For	With

SEARS HOLDINGS CORPORATION

Ticker Symbol:SHLD	Cusip Number:812350106
Record Date: 3/9/2015	Meeting Date: 5/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	EXECUTIVE COMPENSATION	Against	Issuer	For	With
3	RATIFICATION OF ACCOUNTANT	For	Issuer	For	With

THE HOWARD HUGHES CORPORATION

Ticker Symbol:HHC	Cusip Number:44267D107
Record Date: 3/24/2015	Meeting Date: 5/21/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	EXECUTIVE COMPENSATION	Against	Issuer	For	With
3	SELECTION RIGHTS AMENDMENT	Against	Issuer	For	With
4	RATIFICATION OF ACCOUNTANT	For	Issuer	For	With

VERIZON COMMUNICATIONS INC

Ticker Symbol:VZ	Cusip Number:92343V104
Record Date: 3/9/2015	Meeting Date: 5/7/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS FOR RATIFICATION OF ACCOUNTANT FOR ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF ACCOUNTANT	For	Issuer	For	With
3	EXECUTIVE COMPENSATION	Against	Issuer	For	With
4	NETWORK NEUTRALITY REPORT	For	Issuer	For	With
5	POLITICAL SPENDING REPORT	For	Issuer	For	With
6	SEVERANCE APPROVAL POLICY	For	Issuer	For	With
7	STOCK RETENTION POLICY	For	Issuer	For	With
8	SHAREHOLDER ACTION BY CONSENT	For	Issuer	For	With

WPX ENERGY, INC.

Ticker Symbol:WPX	Cusip Number:98212B103
Record Date: 3/30/2015	Meeting Date: 5/21/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ALL DIRECTORS	For	Issuer	For	With
2	EXECUTIVE COMPENSATION	Against	Issuer	For	With
3	DECLASSIFICATION OF BOARD MEMBERS	Against	Issuer	For	With
4	INCENTIVE PLAN AMENDMENT	Against	Issuer	For	With
5	RATIFICATION OF ACCOUNTANT	For	Issuer	For	With
6	FRACKING PRACTICING PROPOSAL	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Valley Forge Fund

By /s/Donald A. Peterson

* /s/Donald A. Peterson

President

Date: July 10, 2015

*Print the name and title of each signing officer under his or her signature.